Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated June 30, 2017 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class shares for

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2017 (as revised April 10, 2017)

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund, AllianzGI NFJ Global Dividend Value Fund, AllianzGI NFJ International Small-Cap Value Fund and AllianzGI NFJ International Value II Fund (each, a “Fund” and together, the “Funds”)

Effective July 1, 2017 (the “Effective Date”), NFJ Investment Group LLC (“NFJ”), which had acted as sub-adviser to each Fund prior to the Effective Date, will merge with and into Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), the direct parent of NFJ and the primary adviser to each Fund. As of the Effective Date, AllianzGI U.S. will assume all services and responsibilities that had been provided by NFJ and the Funds will cease to have a sub-adviser. The merger will not result in any change to the manner in which investment advisory services are provided to the Funds, the personnel responsible for providing investment advisory services to the Funds or the personnel ultimately responsible for overseeing the provision of such services.

Conforming disclosure updates are hereby made throughout the prospectus for each Fund.

Disclosure Relating to All Series

Effective immediately, the first paragraph under “Classes of Shares — Class R Shares — Specified Benefits Plans” is hereby revised in its entirety as follows:

Class R shares generally are available only to 401(k) plans, 457 plans, existing employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level or at the level of the plan’s financial service firm). Class R shares are not available to retail or institutional non-specified benefit plan accounts, traditional and Roth IRAs (except through omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

Effective immediately, the paragraph in subsection entitled “Retirement Plans” within the section entitled “How to Buy and Sell Shares — Buying Shares — Institutional Class, Class P and Administrative Class Shares” is hereby revised in its entirety as follows:

Retirement Plans. Institutional Class, Class P and Administrative Class shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, existing 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Effective immediately, the first paragraph under “How to Buy and Sell Shares — Buying Shares — Class R6 Shares” is hereby revised in its entirety as follows:

Class R6 shares are offered for 401(k) plans, 457 plans, existing employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans and other specified benefit plans whereby the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Distributor or the Adviser to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares are available only to Class R6 Eligible Plans where Class R6 shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial service firm).

Effective immediately, the first paragraph of the subsection entitled “How to Buy and Sell Shares — Other Redemption Information” is hereby revised in its entirety as follows:

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and in certain cases, must be accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Effective immediately, the second paragraph on the back cover of the Prospectus is hereby revised in its entirety as follows:

You may get free copies of any of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-988-8380 for Class A, Class C and Class R shares, and 1-800-498-5413 for Institutional Class, Class R6, Class P and Administrative Class shares, or by writing to:

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated June 30, 2017 to the

Statement of Additional Information for Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and Administrative Class shares for

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2017 (as revised April 10, 2017)

Disclosure Relating to AllianzGI NFJ Emerging Markets Value Fund, AllianzGI NFJ Global Dividend Value Fund, AllianzGI NFJ International Small-Cap Value Fund and AllianzGI NFJ International Value II Fund (each, a “Fund” and together, the “Funds”)

Effective July 1, 2017 (the “Effective Date”), NFJ Investment Group LLC (“NFJ”), which had acted as sub-adviser to each Fund prior to the Effective Date, will merge with and into Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), the direct parent of NFJ and the primary adviser to each Fund. As of the Effective Date, AllianzGI U.S. will assume all services and responsibilities that had been provided by NFJ and the Funds will cease to have a sub-adviser. The merger will not result in any change to the manner in which investment advisory services are provided to the Funds, the personnel responsible for providing investment advisory services to the Funds or the personnel ultimately responsible for overseeing the provision of such services.

Conforming disclosure updates are hereby made throughout the Statement of Additional Information.

Disclosure Relating to All Series

Effective immediately, the paragraph under “How to Buy Shares — Purchasing Class R Shares” is hereby revised in its entirety as follows:

Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, existing employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.

Effective immediately, the paragraph under “How to Buy Shares — Purchasing Class R6 Shares” is hereby revised in its entirety as follows:

Purchasing Class R6 Shares. Class R6 shares are offered for 401(k) plans, 457 plans, existing employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, healthcare benefit funding plans and other specified benefit plans whereby the plan or the plan’s broker, dealer or other financial intermediary has an agreement with the Distributor or the Adviser to utilize Class R6 shares in certain investment products or programs (each such plan, a “Class R6 Eligible Plan”). Class R6 shares are available only to Class R6 Eligible Plans where Class R6 shares are held on the books of the Fund through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial service firm). Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or

individual 403(b) plans. Class R6 shares are also available for investment by registered funds and 529 portfolios that are advised by AllianzGI U.S., or its affiliates. Class R6 shares may also be available for investment by Trustees, officers and current and former employees of the Trust, Allianz Funds Multi-Strategy Trust, AllianzGI U.S. and the Distributor and their affiliates and their immediate family members, and trusts or plans primarily for the benefit of such persons.

Effective immediately, the second paragraph of the subsection entitled “How to Buy Shares — Allianz Funds Fund Link” is hereby revised in its entirety as follows:

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker. Signature validation from all shareholders of record for the account may be required. See “Signature Validation” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, and in certain cases, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Effective immediately, the subsection entitled “How to Redeem — Direct Redemption” is hereby revised in its entirety as follows:

Direct Redemption. A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures may require a signature validation.

Effective immediately, the second paragraph of the subsection entitled “How to Redeem — Fund Link Redemptions” is hereby revised in its entirety as follows:

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, and in certain cases, with all signatures validated. See “How to Buy Shares-Signature Validation.” See “How to Buy Shares-Allianz Funds Fund Link” for information on establishing the Fund Link privilege. Any of the Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Effective immediately, the first paragraph under “How to Buy Shares — Tax-Qualified Specified Benefit and Other Plans” is hereby revised in its entirety as follows:

Tax-Qualified Specified Benefit and Other Plans. The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Code. The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP).

Effective immediately, the third paragraph under “How to Buy Shares — Tax-Qualified Specified Benefit and Other Plans” is hereby revised in its entirety as follows:

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs and SAR-SEP IRAs are set forth in the table under “Specified Benefit Account Minimums” below. For Plan

Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Summary of Minimum Investments and Account Size” below.

Effective immediately, the subsection entitled “How to Buy Shares — Summary of Minimum Investment and Account Size” is hereby revised in its entirety as follows:

Summary of Minimum Investments and Account Size for Class A and Class C shares. The following table provides a summary of the minimum initial investment, minimum subsequent investment and minimum account size for each type of account (including Specified Benefit Accounts):

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size
Regular/General Retail Accounts	$1,000 per Fund	$50 per Fund	$1,000

IRA	$1,000 per Fund	$50 per Fund	$1,000

Roth IRA	$1,000 per Fund	$50 per Fund	$1,000
UTMA	$1,000 per Fund	$50 per Fund	$1,000
UGMA	$1,000 per Fund	$50 per Fund	$1,000
Auto-Invest	$1,000 per Fund	$50 per Fund	$1,000
Auto-Exchange	$1,000 per Fund	$50 per Fund	$1,000
SEP IRA established on or before March 31, 2004	per Fund/per $50 participant	$0	$50
SEP IRA established after March 31, 2004	per Fund/per $1,000 participant	$0	$1,000
SIMPLE IRA*	per Fund/per $50 participant	$0	$50
SAR-SEP IRA*	per Fund/per $50 participant	$0	$50
Plan Investors held through omnibus accounts-
Plan Level	$0	$0	$0
Participant
Level	$0	$0	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$0	$50
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000 per Fund	$0	$1,000

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Effective immediately, the fifteenth sentence of the paragraph in the subsection entitled “How to Redeem — Expedited Wire Transfer Redemptions” is hereby revised in its entirety as follows:

To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request. Signature validation may be required and the request must be forwarded to the Transfer Agent, Boston Financial Data Services, Inc., at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Effective immediately, the following subsection is added to the section entitled “ Investment Objectives and Policies”:

Interfund Lending

Pursuant to an exemptive order granted by the SEC (the “Order”), the Funds are authorized to enter into a master interfund agreement (the “Interfund Program”) with each other and other certain funds advised by AllianzGI U.S. For purposes of this subsection only, the term “Fund” also applies to any fund advised by AllianzGI U.S. that is subject to the Order. The Interfund Program allows each Fund, whose policies permit it to do so, to lend money directly to and borrow money directly from other Funds for temporary purposes through the Interfund Program (each an “Interfund Loan”). Funds issuing Interfund Loans are referred to below as “Borrowing Funds,” and Funds acquiring Interfund Loans are referred to below as “Lending Funds.” All Interfund Loans would consist only of uninvested cash reserves that the Lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. Although any future series of money market funds may, to the extent permitted by their investment policies, participate in the Interfund Program, they typically will not need to participate as borrowers because they rarely need to borrow cash to meet redemptions.

If a Fund has outstanding bank borrowings, any Interfund Loan to the Fund will: (i) be at an interest rate equal to or lower than the interest rate of any outstanding bank loan; (ii) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (iii) have a maturity no longer than any outstanding bank loan (and in any event not over seven days); and (iv) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the Lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the Lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the Borrowing Fund.

A Fund may make an unsecured borrowing under the Interfund Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Program are equal to or less than 10% of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing under the Interfund Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after borrowing under the Interfund Program exceed 10% of its total assets, the Fund may borrow under the Interfund Program on a secured basis only. A Fund may not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Fund’s fundamental restriction or non-fundamental policy.

No Fund may lend to another Fund through the Interfund Program if the loan would cause the Lending Fund’s aggregate outstanding loans under the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the Lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a Lending Fund and may be repaid on any day by a Borrowing Fund.

The limitations described above and the other conditions of the Order permitting Interfund Lending are designed to minimize the risks associated with Interfund Lending for both the Lending Fund and the Borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund under the Interfund Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the Borrowing Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the Borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a Lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment restrictions.

Please retain this Supplement for future reference.